Convertible Debentures (Details)			1 Months Ended								12 Months Ended
	Jan. 06, 2021	Jun. 23, 2020 USD ($) $ / shares shares	Jun. 28, 2020 USD ($)	Jun. 24, 2020 USD ($)	Jun. 22, 2020 shares	Dec. 23, 2019 USD ($) $ / shares shares	Dec. 23, 2019 USD ($) $ / shares shares	Dec. 22, 2019 USD ($)	Dec. 28, 2017 USD ($) shares	Dec. 28, 2017 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 28, 2020 CAD ($)	Jun. 24, 2020 CAD ($)	Jun. 23, 2020 CAD ($) $ / shares shares	Jan. 02, 2020	Dec. 23, 2019 $ / shares	Dec. 22, 2019 CAD ($)	Apr. 01, 2019	Dec. 28, 2017 $ / shares
Convertible Debentures [Abstract]
Unsecured convertible debentures									$ 4,600	$ 4,600
Unsecured convertible debentures per unit (in Dollars per share) | $ / shares																					$ 1,000
Convertible common shares (in Shares) | shares					1,149				11.5
Convertible common shares per share (in Dollars per share) | $ / shares										$ 87.00
Interest rate percentage									10.50%	10.50%	1.25%						12.00%			7.00%
Convertible debenture paid amount									$ 56,550
Interest paid or accrued											$ 831,203	$ 364,006	$ 372,973
Debenture shoulders rolled percentage								10.50%
Present value								$ 2,287,452
Maturity value								2,423,656
Face value			$ 186,359	$ 57,692				$ 2,549,155						$ 250,000	$ 75,000				$ 3,319,000
Convertibles debentures percentage								12.00%
Finance expense income											$ 136,204
Remaining portion percentage											10.50%
Repaid their face value								$ 1,108,000											1,445,000
Rolled over value								186,359											250,000
Repayment value								$ 921,641											$ 1,195,000
Share issued unsecured (in Shares) | shares						7,866,000	7,866,000
Unsecure convertible debentures						12.00%
Price per unit | (per share)						$ 0.77	$ 1.00
Convertible common shares (in Shares) | shares						0.0153	0.0153
Convertible price per share (in Dollars per share) | $ / shares																		$ 65.25
Discounted liability						$ 4,049,349	$ 4,049,349
Contributed surplus amount allocated						445,053
Transaction costs						$ 1,547,500	$ 1,547,500				$ 1,414,616
Interest rate of percentage						12.00%
Interest amount											$ 715,763	0
Convertible debenture	10.00%	101.00%	10.50%	12.00%							12.00%
Convertible debenture, description											The 12% Convertible Debentures will mature on December 23, 2021 (the “Maturity Date”) and are convertible into common shares at the Conversion Price, at the option of the holder, at any time prior to the close of business on the earlier of: (i) the last business day immediately preceding the Maturity Date, and (ii) the date fixed for redemption in the event of a change of control. The Company has the right to repay the convertible debenture at 101% of face value anytime after December 23, 2020.
Conversion note				$ 40,980											$ 54,975
Conversion amount				$ 16,712
Senior unsecure share (in Shares) | shares		1,330														1,330
Senior unsecure Percentage		10.00%														10.00%
Issue price amount		$ 745														$ 1,000
Convertible debenture percentage		10.00%
Gross proceeds		$ 991,427														$ 1,330,000
Common share per share | (per share)		$ 34.11														$ 43.50
Principal amount per share | (per share)		0.784														1.00
Exercise price | (per share)		$ 34.11														$ 43.50
Exercise price			$ 0.10								$ 31,092,488	$ 16,137,326	$ 13,057,519
Unsecured convertible debenture percentage											10.00%